9. Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Disclosures	Actual cash payments No cash was paid for either interest expense or income taxes for the years ended December 31, 2013 and 2012.